Capital Leases	12 Months Ended
Dec. 31, 2011
Capital Leases (Abstract)
Capital Leases
22.	Capital Leases:

The Company leases Barge PT 22 under a capital lease, with a gross amount capitalized of $4,778 and accumulated depreciation of $506 as at December 31, 2011.

The annual future minimum lease payments under the capital lease of Barge PT 22, together with the present value of the net minimum lease payments required to be made after December 31, 2011, are as follows:

Amount
2012	1,238
2013	1,238
2014	413
Total minimum lease payments	2,889
Less: imputed interest	(262)
Present value of minimum lease payments	2,627
Current portion of capitalized lease obligations	1,067
Long-term capitalized lease obligations	$1,560